Right-Of-Use Assets and Lease Liabilities (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 15, 2015	Mar. 09, 2014 USD ($)	Mar. 09, 2014 ILS (₪)	Feb. 29, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)
Right-Of-Use Assets and Lease Liabilities (Details) [Line Items]
Lease agreement, term	5 years
Additional lease agreement term		10 years	10 years				5 years
Lease option exercised term		10 years	10 years	5 years
Lease unpaid debt		$ 125	₪ 441
Recognized termination gain					$ 205	₪ 695
Additional liability (in Dollars)					$ 601		$ 789
Leased period					2 years	2 years	3 years
Buildings [member]
Right-Of-Use Assets and Lease Liabilities (Details) [Line Items]
Additional liability (in Dollars)					$ 449		$ 400